Share capital (Details)	12 Months Ended
	Jun. 30, 2020 GBP (£) Vote item shares	Jun. 30, 2019 GBP (£) shares	Jun. 30, 2020 $ / shares shares
Ordinary shares
Balance at the beginning | £	£ 53,000
Balance at the end | £	£ 53,000	£ 53,000
Number of class of ordinary shares | item	2
Number of class A shares to which one B share is convertible	1
Proportion of votes required for special resolutions	66.67%
Acquisition of treasury shares | £	£ 21,305,000
Ordinary shares
Number of shares
Balance at the beginning (in shares)	164,571,000	164,526,000
Employee share-based compensation awards - issue of shares (in shares)	51,000	45,000
Balance at the end (in shares)	164,622,000	164,571,000
Ordinary shares
Balance at the beginning | £	£ 53,000	£ 53,000
Balance at the end | £	£ 53,000	£ 53,000
Class A ordinary shares
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares			$ 0.0005
Number of voting right per share | Vote	1
Number of shares issued		40,570,967	40,622,089
Acquisition of treasury shares	1,682,896
Acquisition of treasury shares | £	£ 21,305,000
Class B ordinary shares
Ordinary shares
Par value per ordinary share (in dollars per share) | $ / shares			$ 0.0005
Number of voting right per share | Vote	10
Percentage of ordinary shares outstanding below which Class B shares will convert to Class A	10.00%
Percentage of voting power of shareholders	67.00%
Number of shares issued		124,000,000	124,000,000